Subsequent Events - Stockholders' Equity Deficit (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	May 09, 2024 Vote director $ / shares shares	Jan. 01, 2024 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Subsequent Events
Shares authorized	501,000,000
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock par value per share | $ / shares	$ 0.0001
Stock conversion ratio	1
Number of Directors | director	7
Exercise of stock options (in shares)					397,376
Preferred stock, shares issued			0	0
Exercise price | $ / shares					$ 0.29
Preferred stock, shares outstanding			0	0
Class A Common Stock
Subsequent Events
Common Stock, Shares Authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock vote per share | Vote	1
Exercise of stock options (in shares)			0	1,345,625	1,345,625
Exercise price | $ / shares			$ 0	$ 439,922
Class A Common Stock | 2016 Stock Incentive Plan
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	10,432,749
Class A Common Stock | Incentive Stock Plan 2024
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	2,441,926
Class A Common Stock | 2024 ESPP
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	15,872,516
Class A Common Stock | Sponsor
Subsequent Events
Stock conversion ratio	1
Subsequent Event
Subsequent Events
Stock conversion ratio	1
Number of Directors | director	7
Exercise of stock options (in shares)		221,977
Subsequent Event | Class A Common Stock
Subsequent Events
Common stock vote per share | Vote	1
Subsequent Event | Class A Common Stock | 2016 Stock Incentive Plan
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	10,432,749
Subsequent Event | Class A Common Stock | Incentive Stock Plan 2024
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	2,441,926
Subsequent Event | Class A Common Stock | 2024 ESPP
Subsequent Events
Number of reserved shares of common stock for the potential future issuances	15,872,516
Subsequent Event | Class A Common Stock | Sponsor
Subsequent Events
Stock conversion ratio	1